Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net income	$ 1,594,495	$ 862,736	$ 2,562,636	$ 223,376
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	23,316	(22,124)	34,328	37,662
Depreciation and amortization	134,457	104,656	226,633	224,084
Inventory reserve				259,129
Deferred income tax (benefit) provision	(19,459)	3,319	(5,149)	61,484
Unrealized foreign currency exchange loss (gain)	4,300	(5,315)	(5,281)	(21,121)
Changes in operating assets and liabilities:
Accounts receivable	(410,656)	(115,026)	(2,912,222)	(145,381)
Inventories	482,914	3,277,937	6,681,972	452,846
Advance to suppliers	(1,787,999)	115,894
Prepaid expenses and other current assets	17,251	4,540	342,477	(6,124)
Accounts payable	(809,818)	(746,891)	(78,356)	(1,115,553)
Tax payable	905,514	773,289	1,538,662	(169,268)
Accrued expenses and other current liabilities	412,845	(88,902)	(1,280,877)	472,763
Net cash provided by operating activities	547,160	4,164,113	7,104,822	273,897
Cash flows from investing activities
Purchase of property and equipment	(26,957)	(117,215)	(213,634)	(540,275)
Capital expenditures on construction-in-progress	(403,911)	(1,694,085)	(6,861,257)	(1,144,325)
Acquisition deposit		(1,363,933)	(1,355,067)
Net cash used in investing activities	(430,868)	(3,175,233)	(8,429,958)	(1,684,600)
Cash flows from financing activities
Proceeds from short-term loans	601,833	2,035,053	4,008,293	5,431,805
Proceeds from long-term loans	41,001			1,530,011
Repayment of short-term loans	(1,211,475)	(1,794,991)	(4,514,482)	(4,952,773)
Repayment of long-term loans		(169,599)
Proceeds from third party loans	76,797	186,183
Proceeds from related parties	393,367	88,038
Proceeds from borrowings from related parties			543,976	295,096
Repayments of third party loans			(101,793)	(286,418)
Principal payment from (repayment of) capital lease	(195,863)	619,220	432,722
Capital contribution from non-controlling interest		435,964	435,964
Payment for deferred initial public offering costs	(42,705)
Net cash provided by (used in) financing activities	(337,045)	1,399,868	804,680	2,017,721
Effect of changes of foreign exchange rates on cash	15,605	10,293	(6,629)	(16,407)
Net increase (decrease) in cash	(205,148)	2,399,041	(527,085)	590,611
Cash, beginning balance	293,771	820,856	820,856	230,245
Cash, end of balance	88,623	3,219,897	293,771	820,856
Supplemental disclosure of cash flow information
Cash paid for interest expense	172,913	125,340	333,190	286,461
Cash paid for income tax			$ 115,179	$ 336,386